Contents of Significant Accounts - Property, Plant and Equipment - Additional Information (Detail) $ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2020 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Other operating income (expense)		$ 5,226,831	$ 188,422	$ 6,253,890	$ 5,182,162
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Other operating income (expense)	$ 1,081,000